Term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term debt

11. Term debt

On April 13, 2020, to help ensure adequate liquidity in light of the uncertainties posed by the coronavirus pandemic, the Company applied for a loan under the SBA Paycheck Protection Program under the recently enacted CARES Act. On May 3, 2020, the Company entered into the Note in favor of the Lender.

The Note had an aggregate principal amount of $506,500, a two-year term, a maturity date of May 3, 2022 and borne interest at a stated rate of 1.0% per annum. The Company did not provide any collateral or guarantees for the Note, nor did the Company pay any facility charge to obtain the Note. The Note provided for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects.

On January 13, 2021, the Note was fully forgiven by the SBA and the Lender in compliance with the provisions of the CARES Act.

13. Term debt

On April 13, 2020, to help ensure adequate liquidity in light of the uncertainties posed by the coronavirus pandemic, the Company applied for a loan under the SBA Paycheck Protection Program under the recently enacted CARES Act. On May 3, 2020, the Company entered into the Note in favor of the Lender.

The Note has a two-year term, matures on May 3, 2022, and bears interest at a stated rate of 1.0% per annum. Monthly principal and interest payments commenced in December 2020. The Company did not provide any collateral or guarantees for the Note, nor did the Company pay any facility charge to obtain the Note. The Note provides for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company may prepay the principal of the Note at any time without incurring any prepayment charges.

The Note may be partially or fully forgiven if the Company complies with the provisions of the CARES Act, including the use of Note proceeds for payroll costs, rent, utilities and certain other expenses as defined in the CARES Act. Any forgiveness of the Note will be subject to approval by the SBA and the Lender.

Total term debt	$506,500
Less: current portion of term debt	(338,792)
Non-current portion of term debt	$167,708

On January 13, 2021, the Note was fully forgiven by the SBA and the Lender in compliance with the provisions of the CARES Act.